Goodwill and Intangible Assets, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

Intangible assets consist of the following at September 30, 2013:

	Gross Carrying Amount	Accumulated Amortization	Net

Patents and related technologies	$34,342	$(6,979)	$27,363
In-process research and development	14,900	—	14,900

Total	$49,242	$(6,979)	$42,263

Intangible assets consist of the following at December 31, 2012:

	Gross Carrying Amount	Accumulated Amortization	Net

Patents and related technologies	$34,342	$(4,851)	$29,491
Favorable rent asset	646	(631)	15

Total	$34,988	$(5,482)	$29,506

Intangible assets consist of the following at December 31, 2012:

	Gross Carrying Amount	Accumulated Amortization	Net

Patents and related technologies	$34,342	$(4,851)	$29,491
Favorable rent asset	646	(631)	15

Total	$34,988	$(5,482)	$29,506

Intangible assets consist of the following at December 31, 2011:

	Gross Carrying Amount	Accumulated Amortization	Net

Patents and related technologies	$34,342	$(2,014)	$32,328
Favorable rent asset	646	(441)	205

Total	$34,988	$(2,455)	$32,533

Schedule of Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for the nine months ended September 30, 2013 are as follows:

Balance as of December 31, 2012	$—
Acquisitions	13,846

Balance as of September 30, 2013	$13,846